Commitments And Contingencies (Legal And Regulatory Contingencies) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended		12 Months Ended		12 Months Ended				3 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2012 PGE Corporation And Utility [Member]	Dec. 31, 2011 PGE Corporation And Utility [Member]	Dec. 31, 2012 Pacific Gas And Electric Company [Member]	Dec. 31, 2011 Pacific Gas And Electric Company [Member]	Feb. 11, 2013 Pacific Gas And Electric Company [Member] plaintiffs	Dec. 31, 2010 Pacific Gas And Electric Company [Member]	Dec. 31, 2012 Utility [Member]	Sep. 30, 2012 Utility [Member]	Jun. 30, 2012 Utility [Member]	Mar. 31, 2012 Utility [Member]	Dec. 31, 2012 Utility [Member]	Dec. 31, 2011 Utility [Member]	Dec. 31, 2012 CPUC Investigations- Maximum Penalties Per Day [Member]	Dec. 31, 2011 San Bruno Explosion [Member]	Dec. 31, 2012 San Bruno Explosion [Member] Pacific Gas And Electric Company [Member]	Dec. 31, 2011 San Bruno Explosion [Member] Pacific Gas And Electric Company [Member]	Dec. 31, 2012 San Bruno Explosion [Member] San Mateo County Superior Court [Member] plaintiffs	Dec. 31, 2012 San Bruno Explosion [Member] Tort Lawsuits [Member] San Mateo County Superior Court [Member] lawsuits	Dec. 31, 2012 San Bruno Explosion [Member] Class Action Lawsuits [Member] San Mateo County Superior Court [Member] lawsuits
Loss Contingencies [Line Items]
Accrued legal liabilities			$ 34	$ 52	$ 146	$ 277		$ 214
Per violation penalty that may be imposed prior to the maximum statutory penalty increase, thousands															20
Penalty due to plat maps being misplaced	17
Per violation penalty that may be imposed subsequent to the maximum statutory penalty increase, thousands															50
Probable penalty amount			200
Additional costs accrued					80	155
Number of lawsuits																				140	2
Number of plaintiffs							140												450
Claim provision recorded																	80	0
Cumulative provision																	455
Estimated possible additional loss contingency liability																		145
Previously estimated maximum amount for third-party claims																		600
Insurance recoveries for cost incurred related to third-party claims	185								50	99	25	11		99
Estimated maximum amount for third-party claims for San Bruno																600
Utility liability insurance for damages					992
Utility liability insurance deductible					10
Number Of Distribution Maps Not Included In Survey Schedule	16
Utility Forecast On Penalties	477
Overcollection from customers from 1997 through 2010	100
Potential Equity Issuances To Fund Penalties	2,250
Capital Expenditures Recovery Allowed	1,000
Capital Expenditures Recovery Requested	1,400
Disallowed capital expenditure losses	353	36
Utility spent on capital expenditures 1996 to 2010	95
Utility spent on operations and maintenance 1996 to 2010	39
Spent fuel costs incurred through 2010	266
Estimated cost recovery on spent nuclear fuel storage proceeding every year	$ 25												$ 3,500	$ 2,300